Quarterly Distributions Of Available Cash (Details)	12 Months Ended
Jul. 31, 2015
Maximum days after end of quarter to make distributions	45 days
Cash distributions available	100.00%
Cash distributions to Ferrellgas Partners	99.00%
Cash distributions to general partner	1.00%